Results From Financial Transactions - Summary of Net Fair Value Changes of Financial Investments at Fair Value Through Profit or Loss, Other Than Derivatives (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021 [1]	Dec. 31, 2020 [1]
Disclosure of financial instruments at fair value through profit or loss [line items]
Net Fair Value Change of Financial Investments at fair value through profit or loss	€ 227	€ 807	€ 223
Shares [member]
Disclosure of financial instruments at fair value through profit or loss [line items]
Net Fair Value Change of Financial Investments at fair value through profit or loss	(48)	27	(4)
Debt securities and money market investments [member]
Disclosure of financial instruments at fair value through profit or loss [line items]
Net Fair Value Change of Financial Investments at fair value through profit or loss	(91)	(26)	22
Other [member]
Disclosure of financial instruments at fair value through profit or loss [line items]
Net Fair Value Change of Financial Investments at fair value through profit or loss	€ 366	€ 807	€ 205

[1]	Amounts for 2021 and 2020 have been re-presented to reflect the classification of Aegon the Netherlands as held for sale and discontinued operations, refer to note 51 Discontinued operations.